IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Market Risk [line items]
IRC (one-year measure)	$ 232.4	$ 199.8	$ 248.1
Default risk [member]
Market Risk [line items]
IRC (one-year measure)	153.4	132.1	180.9
Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	79.0	67.7	67.2
High risk [member]
Market Risk [line items]
IRC (one-year measure)	272.1
High risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	205.6
High risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	90.2
Low risk [member]
Market Risk [line items]
IRC (one-year measure)	199.1
Low risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	133.8
Low risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	60.7
Average risk [member]
Market Risk [line items]
IRC (one-year measure)	227.8	210.9	251.1
Average risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	157.6	142.2	193.8
Average risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	$ 70.2	$ 68.7	$ 57.3